EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Earnings Per Share [Abstract]
Net earnings (loss)	$ (103,766,137)	$ 17,775,766
Basic weighted average number of common shares outstanding (in shares)	224,311,227	193,113,983
Basic earnings (loss) per share (in USD per share)	$ (0.46)	$ 0.09
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	0	7,477,680
Diluted weighted average number of common shares outstanding (in shares)	224,311,227	200,591,663
Diluted earnings (loss) per share (in USD per share)	$ (0.46)	$ 0.09